NOTE 16 LOANS PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NOTE 16 LOANS PAYABLE
Balance, beginning of period	$ 761,711	$ 717,460	$ 676,849
Acquisition of Kai Medical	1,276,449	0	0
Acquisition of Lawrence Park	27,172	0	0
Acquisition of 11000900 Canada Ltd.	18,115	0	0
CEBA loan	31,417	0	0
Accretion expense	1,345	0	0
Interest	60,397	44,251	40,611
Repayment	44,379	0	0
Balance, end of period	2,132,227	761,711	717,460
Less: Current portion of loans payable	992,070	0	0
Non-current portion of loans payable	$ 1,140,157	$ 761,711	$ 717,460